November 12, 2002



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Evergreent International Trust (the "Trust")
          Evergreen Offit Emerging Markets Bond Fund
          (the "Fund")
          Post-Effective Amendment No. 18 to Registration Statement on Form N-1A, Nos: 333-42195/811-08553

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 18 to Registration Statement Nos. 333-42195/811-08553) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on November 7, 2002.

     If you have any questions or would like further information, please call me at (617) 210-3681.

                                             Very truly yours,

                                             /s/ Allison McLellan

                                             Allison McLellan